ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Asset and Liabilities Held For Sale [Abstract]
Disclosure Of Assets And Liabilities From Discontinued Operations
The Company recognized a loss on disposal of $7.4 million, net of income tax, calculated as follows:

January 31,
2023
Proceeds received on closing	$360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	(3.4)
Transaction costs	(8.7)
Net proceeds	$387.3

Cash and cash equivalents	$39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount, January 31, 2023	408.0
Non-controlling interest	(13.3)
Net assets attributable to IAMGOLD	$394.7
Less: net proceeds	387.3
Loss on sale of Rosebel	$7.4
The assets and liabilities of the Rosebel mine that were included in the held-for-sale categories are summarized below:

	December 31,	December 31,
	2023	2022
Assets classified as held-for-sale
Cash and cash equivalents	$—	$38.5
Receivables and other current assets	—	4.9
Inventories	—	155.8
Property, plant and equipment	—	435.8
Other non-current assets	—	34.6
	$—	$669.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$—	$84.2
Current portion of provisions	—	4.2
Deferred income tax liabilities	—	17.4
Leases	—	39.5
Provisions	—	103.8
Other liabilities	—	19.5
	$—	$268.6
The Company recognized a gain on disposal of the Senegal Assets of $109.1 million calculated as follows:

April 25,
2023
Proceeds on closing	$165.6
Deferred proceeds	32.0
Transaction costs	(3.7)
Net proceeds	$193.9

Cash and cash equivalents	$1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Net carrying amount, April 25, 2023	85.2
Non-controlling interest	(0.4)
Net assets attributable to IAMGOLD	84.8
Less: net proceeds	193.9
Pre-tax gain on sale of Senegal Assets	$109.1
The assets and liabilities of the remaining Bambouk assets that are included in the held-for-sale categories are summarized below:

	December 31,	December 31,
	2023	2022
Assets classified as held-for-sale
Cash and cash equivalents	$0.5	$2.3
Exploration and evaluation assets	34.1	34.1
Property, plant and equipment	—	78.5
Other non-current assets	—	1.1
	$34.6	$116.0
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$5.6	$7.7
	$5.6	$7.7